Initial Public Offering (Details) - USD ($)		3 Months Ended
	Feb. 09, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering, gross	$ 34,500,000	$ 345,000,000
Purchase price, per unit		$ 10.00	$ 10.00
Offering costs		$ 7,096,236
Deferred Underwriting Compensation, Noncurrent		$ 12,075,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering, gross	$ 345,000,000.0
Purchase price, per unit	$ 10.00		$ 10.00
Offering costs	$ 19,800,000
Deferred Underwriting Compensation, Noncurrent	$ 12,100,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	4,500,000
Purchase price, per unit	$ 10.00